Capitalized Internal Use Software - Summary of Capitalized Internal Use Software and Accumulated Amortization (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and Development [Abstract]
Gross carrying amount		$ 6,611	$ 5,555
Accumulated amortization		(1,534)
Capitalized internal-use software, net	$ 4,121	$ 5,077	$ 5,555